Distribution of Total Assets by Geographical Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Assets	$ 1,718,903	$ 1,528,850
Ireland
Segment Reporting Information [Line Items]
Assets	664,754	495,747
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	343,733	324,086
United States
Segment Reporting Information [Line Items]
Assets	641,769	648,559
Other
Segment Reporting Information [Line Items]
Assets	$ 68,647	$ 60,458